INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
18.	INCOME TAXES

The components of income before income taxes, equity in net loss of equity method investees and noncontrolling interest are as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$(5,811)	$(3,593)	$(3,659)
Foreign	(3,488)	4,650	8,661
	$(9,299)	$1,057	$5,002

The Company is tax exempt in the Cayman Islands.

Under the current Mauritius law and Hong Kong Inland Revenue Ordinance, Actions Semiconductor Mauritius' and Artek Microelectronics (HK) Co., Limited's income are subject to taxation in Mauritius and HongKong, respectively; however, up to and as of December 31, 2011, both entities have not had any taxable profits.  Actions Semiconductor Shanghai, Actions Microelectronics Co., Ltd, Actions Capital Investment Inc. and Actions Malaysia have been loss making since their incorporation.  Mavrix HK and Mavrix Shanghai have been loss making since the date of acquisition.

Effective January 1, 2008, the new "Law of the People's Republic of China on Enterprise Income Tax" was implemented. The new law requires that:

1.	For all resident enterprises, domestic or foreign, the unified Enterprise Income Tax (“EIT”) rate is unified 25%.

2.	Enterprises that are categorized as the "High New Tech Enterprise" will have a reduced tax rate of 15%.

3.	From January 1, 2008 onwards, enterprises that enjoyed a preferential tax rate will need to adopt the new law over the next five years. Enterprises with a current preferential tax rate of 15% were subject to tax rates of 18% and 20% for the years ended December 31, 2008 and 2009 and will be subject to 22%, 24% and 25% for the years ending December 31, 2010, 2011 and 2012 respectively.

The new law allows the preferential tax treatment to be continued by enterprises up until the year when it expires.  For enterprises that have preferential tax treatment, all preferential tax treatments were required to be commenced in 2008.

Actions Semiconductor Zhuhai

On December 16, 2008, certificate of "Hi New Tech Enterprises" was granted to Actions Semiconductor Zhuhai, as a result, the applicable tax rate was 15% for the years ended December 31, 2008, 2009 and 2010, respectively, and 25% thereafter, unless the Group continues its status and receives certification as a "Hi New Tech Enterprises" by the end of 2011.

On August 23, 2011, Actions Semiconductor Zhunai successfully renewed its certificate of "Hi New Tech Enterprises" with effective from January 1, 2011. As a result, the applicable tax rate continues to be 15% for the year ended December 31, 2011 and the years ending December 31, 2012 and 2013, respectively, and 25% thereafter unless the Group continues its status and receives certification as a "Hi New Tech Enterprises" by end of 2014.

Artek Microelectronics Shenzhen

Artek Microelectronics Shenzhen was established in the Shenzhen Special Economic Zone ("Shenzhen Economic Zone") of China as a foreign investment enterprise and principally conducts its business operations in this Shenzhen Economic Zone. Therefore, it was subject to reduced foreign enterprise income tax ("FEIT") rate of 15% and is exempted from FEIT or EIT in the years, which were the first and second year Artek Microelectronics Shenzhen had profits after offsetting its prior years' tax losses. Artek Microelectronics Shenzhen started using the tax preferential treatment in 2007. As such, it was exempted from income tax in 2007 and 2008. From 2009 to 2011, the income tax rate was reduced by 50%, thus the income tax is 10%, 11%, 12% for the years ended December 31, 2009, 2010, and 2011, respectively. If Artek Microelectronics Shenzhen obtains the certificate of "Hi New Tech Enterprise" by the end of 2012, an income tax rate of 15% can be applied for the years ending 2012, 2013 and 2014. Otherwise, statutory income tax rate of 25% will apply starting 2012.

Tax residency

Uncertainties exist with respect to how China's current income tax law applies to our overall operations, and more specifically, with regard to tax residency status. China's Enterprise Income Tax Law ("EIT Law") became effective January 1, 2008 and includes a provision specifying that legal entities organized outside China will be considered residents for Chinese income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within China. Additional guidance is expected to be released by the Chinese government in the near future that may clarify how to apply this standard to taxpayers. Except Mavrix, whose place of effective management is in Shanghai, the Group determined that legal entities organized outside China should not be treated as China tax residents for EIT Law purposes as the places of effective management are outside China. If one or more of other legal entities organized outside China were characterized as China tax resident, then the additional tax cost might be insignificant.

The Company's calculation of income taxes generally reflects the Company's status as a non-PRC tax resident company. The tax residency of a company is normally a question of fact. For a company which has been established outside the PRC, will be treated as a PRC tax resident if the location of effective management of the Company is in the PRC. PRC for this purpose does not include Hong Kong, Macao, or Taiwan.

An additional consequence of the Company and/or its non-PRC subsidiaries being tax resident in the PRC would be the taxability in the PRC of the non-PRC tax resident recipients of certain payments made by the Company. This may include dividends, interest, and royalties.

The Company, which has subsidiaries that are tax resident in the PRC, will be subject to the PRC dividend withholding tax of 5% when and if undistributed earnings are declared to be paid as dividends commencing on January 1, 2008 to the extent those dividends are paid out of profits that arose on or after January 1, 2008. The Company's tax provision includes $2,840 of income tax expense for the 5% dividend withholding tax on the balance of distributable profits that arose on or after January 1, 2008 within its PRC subsidiaries as of the balance sheet date.

Actions Hong Kong and Artek Microelectronics (HK) Co., Limited are subjected to Hong Kong Profits Tax at a rate of 16.5% for the year ended December 31, 2009, 2010 and 2011respectively.

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2009	2010	2011

Current tax	$53	$3	$451
Deferred tax	484	419	428
	$537	$422	$879

The Group's deferred tax assets and liabilities as at December 31, 2010 and 2011 are attributable to the following:

	At December 31,
	2010	2011
Expenditures deductible for tax purpose in future years
- Accrued legal and professional fees	$28	$31
- Accrued bonus	261	279
- Other	48	56
Tax losses	1,002	1,912
Depreciation and amortization	150	91
Total deferred tax assets	$1,489	$2,369
Valuation allowance	(1,002)	(1,912)
Deferred tax assets	487	457
Income taxable for tax purpose in future years
- Interest income	(446)	(295)
Deferred tax liability arising from withholding tax on undistributed profits	(2,286)	(2,840)
Total deferred tax liabilities	(2,732)	(3,135)
Deferred tax liabilities, net	$(2,245)	$(2,678)

The following is the analysis of deferred tax balances for reporting purposes:

	At December 31,
	2010	2011
Deferred tax assets
Current	$399	$430
Non-current	88	27
	$487	$457
Deferred tax liabilities
Current	$(446)	$(295)
Non-current	(2,286)	(2,840)
	(2,732)	(3,135)
Deferred tax liabilities, net	$(2,245)	$(2,678)

Movement of valuation allowance:

	Year ended December 31,
	2009	2010	2011

At the beginning of the year	$980	$660	$1,002
Change for the year	(320)	342	910
At the end of the year	$660	$1,002	$1,912

A valuation allowance has been provided for the tax loss of $6,234, $926 and $1,297 of Actions Semiconductor Shanghai, Actions Semiconductor Zhuhai and Actions Hong Kong respectively since realization of the recorded deferred tax assets is dependent on generating sufficient taxable income. Tax loss of $197, $1,453, $2,409, $3,101 and $1,297 may carry forward till 2013, 2014, 2015, 2016 and indefinitely, respectively. As the management does not believe that it is more likely than not that all of the deferred tax asset attributable to the tax losses of Actions Semiconductor Shanghai, Actions Semiconductor Zhuhai and Actions Hong Kong will be realized, valuation allowance of $1,002 and $1,912 has been established as of December 31, 2010 and December 31, 2011, respectively for the related deferred tax asset of these subsidiaries

The additional tax that would have been payable in the absence of the tax exemption and preferential income tax rate amounts to approximately  $99, $473, and $1,081 for the years ended December 31, 2009, 2010 and 2011, respectively. It represents a decrease in the basic and diluted earnings per ordinary share of $0.001, $0.001 and $0.002 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it is concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements. The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax expense; however, as of December 31, 2010 and 2011, there is no interest and penalties related to uncertain tax positions. The Group has no material unrecognized tax benefit which would favorably affect the effective income tax rate in next twelve months. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The tax positions for the years 2009 to 2011 and years 2005 to 2011 may be subject to examination by the PRC and Hong Kong tax authorities, respectively.

A reconciliation between the provision for income tax computed by applicable PRC enterprise income tax rate to income before income taxes, equity in net loss of equity method investees and noncontrolling interest, and actual provision for income taxes is as follows:

	Year ended December 31,
	2009	2010	2011

PRC tax rate	25%	25%	25%
Tax (credit) provision at PRC enterprise income tax rate	$(2,325)	$264	$1,251
Expenses not deductible for tax purpose	2,825	260	717
Share-based compensation not deductible for tax purpose	601	1,532	420
Income not taxable for tax purposes	(178)	(981)	(706)
Net change in valuation allowance	(320)	342	910
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(99)	(473)	(1,081)
Effect of the different income tax rates in other jurisdictions	(323)	(145)	(34)
Effect of withholding tax on undistributed earnings	320	229	554
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income	-	-	150
Utilization of tax loss previously not recognized	-	(341)	(1,053)
Overprovision in prior year	-	(264)	(236)
Others	36	(1)	(13)
Income tax expense	$537	$422	$879